CAPITAL STOCK - Summarized Information About RSUs (Details) - RSUs $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	81,981	281,326	120,197
Weighted average fair value granted (in dollars per share) | $ / shares	$ 23.88	$ 6.07	$ 13.74
Forfeited (in shares)	3,349	8,643	7,412
Settled (in shares)	106,906	0	0
Weighted average fair value per PSU settled (in dollars per share) | $ / shares	$ 23.84	$ 0	$ 0
Cash payment on settlement | $	$ 2,733	$ 0	$ 0
Outstanding (in shares)	469,468	497,287
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 20.21	$ 18.91